Financial instruments by Category (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [line items]
Interest income	$ 769,116	$ 117,826	$ 408,998
Interest expense	(3,271,208)	(2,928,593)	(2,140,484)
Foreign exchange, net	(4,669,704)	84,278	(8,319,791)
Other finance costs	(222,039)	(263,328)	(277,736)
Gain from repurchase of non-convertible notes	92,782	6,517
Dividend income			82,837
Fair value gains of financial assets through profit or loss	124,101	1,034,711	1,731,404
Loss from repurchase of non-convertible notes	(92,782)	(6,517)
Interest generated by operating credits	60,792	78,176	10,846
Gain and Loss from derivative financial instruments	(176,862)	556,592	550,573
Net (loss) / income	(7,293,022)	(1,313,821)	(7,953,353)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Disclosure of financial liabilities [line items]
Interest income	769,116	117,826	408,998
Interest expense	(3,271,208)	(2,928,593)	(2,140,484)
Foreign exchange, net	(4,669,704)	84,278	(8,319,791)
Other finance costs	(222,039)	(263,328)	(277,736)
Gain from repurchase of non-convertible notes	92,782	6,517
Dividend income			82,837
Fair value gains of financial assets through profit or loss
Interest generated by operating credits	60,792	78,176	10,846
Gain and Loss from derivative financial instruments
Net (loss) / income	(7,240,261)	(2,905,124)	(10,235,330)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial liabilities [line items]
Interest income
Interest expense
Foreign exchange, net
Other finance costs
Gain from repurchase of non-convertible notes
Dividend income
Fair value gains of financial assets through profit or loss	124,101	1,034,711	1,731,404
Interest generated by operating credits
Gain and Loss from derivative financial instruments	(176,862)	556,592	550,573
Net (loss) / income	$ (52,761)	$ 1,591,303	$ 2,281,977